RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2014 USD ($)	May 31, 2014 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	3 years	3 years	2 years	2 years
Monthly rent	$ 774	¥ 5,000
Lease expiry date	May 28, 2023	May 28, 2023	Mar. 31, 2021	Mar. 31, 2021
Renewed [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly rent	$ 789	¥ 5,000
December 31, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Future annual minimum lease payment			$ 8,211	$ 9,300
December 31, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Future annual minimum lease payment				$ 3,875